Additional Information - Condensed Financial Statements of the Parent Company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 27,855			¥ 193,920	$ 83,105	¥ 578,558	¥ 66,695	¥ 24,785
Time deposits	10,021			69,762
Non-current assets:
Other non-current assets	1,088			7,577		10,267
Current liabilities:
Other taxes payable	3,231			22,494		16,974
Payables due to subsidiaries, VIEs and subsidiaries of VIEs	837			5,825		6,996
Total current liabilities	20,406			142,062		123,935
Non-current liabilities:
Other non-current liabilities	310			2,158		0
Total non-current liabilities	310			2,158		0
Stockholders' Equity Attributable to Parent [Abstract]
Treasury stock	6,879			47,888		0
Additional paid-in capital	170,585			1,187,577		1,077,183
Accumulated deficit	(103,229)			(718,666)		(468,026)
Accumulated other comprehensive (loss)/income	345			2,403		(7,368)
TOTAL SHAREHOLDERS' EQUITY	60,852			423,634		601,990
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	81,473			567,195		725,925
Reportable Legal Entities Member | Parent Company [Member]
Current assets:
Cash and cash equivalents	14,652			102,002		458,936
Time deposits	10,021			69,762		0
Prepayment and other current assets	15,021			104,572		0
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	15,850			110,348		108,066
Total current assets	55,544			386,684		567,002
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	6,620	¥ 46,087	¥ 39,157
Other non-current assets	0					644
Total non-current assets	6,620			46,087		39,801
TOTAL ASSETS	62,164			432,771		606,803
Current liabilities:
Other taxes payable	956			6,654		0
Other current liabilities	47			325		0
Payables due to subsidiaries, VIEs and subsidiaries of VIEs	0					4,813
Total current liabilities	1,003			6,979		4,813
Non-current liabilities:
Other non-current liabilities	309			2,158		0
Total non-current liabilities	309			2,158		0
TOTAL LIABILITIES	1,312			9,137		4,813
Stockholders' Equity Attributable to Parent [Abstract]
Treasury stock	(6,879)			(47,888)		0
Additional paid-in capital	170,585			1,187,577		1,077,183
Accumulated deficit	(103,229)			(718,666)		(468,026)
Accumulated other comprehensive (loss)/income	345			2,403		(7,368)
TOTAL SHAREHOLDERS' EQUITY	60,852			423,634		601,990
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	62,164			432,771		606,803
Reportable Legal Entities Member | Class A ordinary shares | Parent Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Paid-in capital	25			173		166
Reportable Legal Entities Member | Class B ordinary shares | Parent Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Paid-in capital	$ 5			¥ 35		¥ 35